UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Natural Resources Fund

SEMIANNUAL REPORT March 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Natural Resources Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Natural Resources Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the constructive market environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Robin Wehbe and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus Natural Resources Fund’s Class A shares produced a total return of 7.75%, Class C shares returned 7.33%, and Class I shares returned 7.87%.1 This compares with the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 12.49% for the same period.2 The S&P North American Natural Resources Sector Index, which more closely reflects the fund’s composition, returned 8.11% for the reporting period.3

Improved economic conditions helped support U.S. stock market gains over the reporting period, but natural resources stocks generally lagged market averages due to concerns about sluggish demand in the emerging markets. For this reason, the fund produced lower returns than its benchmark.The fund lagged the S&P North American Natural Resources Sector Index more modestly, mainly as a result of shortfalls in the metals-and-mining industry group and more global exposure relative to an outperforming U.S. benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation, normally investing at least 80% of its assets in stocks of companies in natural resources and natural resource-related sectors. While the fund typically invests in equity securities of U.S.-based companies, it may invest up to 45% of its total assets in foreign securities, including emerging market securities. The fund invests in growth and value stocks of any market capitalization, typically maintaining exposure to the major natural resources sectors. Using fundamental research and direct management contact, we seek stocks of companies with strong positions in their natural resources sector, sustained achievement records, and strong financial condition.We also look for special situations, such as corporate restructurings, turnarounds, or management changes that could increase the stock price.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Despite Global Recovery, Commodities Producers Lagged

Global economic conditions generally improved over the reporting period, led by a recovering U.S. economy. In Europe, investors began warming to the equity markets’ opportunities as growth picked up in core countries, such as Germany, and long-awaited signs of recovery emerged in some of the region’s more troubled economies. Meanwhile, in the United Kingdom, stocks rallied when fears of economic stagnation failed to materialize.

The Japanese stock market pulled back during the reporting period as it digested earlier gains stemming from President Shinzo Abe’s aggressively stimulative monetary and fiscal policies, which are intended to reflate the country’s long-stagnant economy. The world’s emerging markets also generally struggled due to sluggish growth trends, questionable economic policies, and weakening currency values.

In this environment, producers of natural resources trailed broader market averages. Concerns regarding sluggish demand from the emerging markets for construction materials and other industrial commodities weighed on investor sentiment despite, in our view, companies’ generally sound underlying business fundamentals and expectations of improved global economic conditions.

Stock Selections Produced Mixed Results

During the reporting period, investors appeared to focus more intently on macroeconomic developments than the strengths and weaknesses of individual companies, which dampened the effectiveness of our research-intensive investment approach. For example, metals producers were hurt by concerns regarding sluggish demand from the emerging markets despite generally strong financial results during the reporting period. In addition, the fund did not own shares of aluminum maker Alcoa, which fared relatively well. Results from Brazilian oil producer Petroleo Brasileiro also were dampened by local economic worries. Results from European energy services companies, such as Technip, fell short of expectations as investors adjust oil price expectations for a less positive outlook. Russian energy producer Gazprom lost value as tensions between Russia and Ukraine intensified toward the end of the reporting period.

The fund achieved better results from U.S. oil refiners Valero Energy and Phillips 66, which rallied strongly over the first three months of 2014 in the midst of a domestic shale oil boom. Chemicals producers LyondellBasell Industries and Methanex benefited from lower input costs stemming from increased domestic production of low-cost natural gas. Finally, a relatively new holding, Indian oil producer Reliance Industries, gained value as investors anticipated better business conditions in India.

Finding Attractive Values Among Commodities Producers

We are optimistic regarding the prospects for natural resources producers in the months ahead, many of which, in our opinion, currently offer attractive valuations compared to historical norms. We expect the U.S. and global economic recoveries to continue, which may lead to an increase in inflationary pressures and, in turn, potentially benefit commodities. In addition, we believe that current economic concerns in the emerging markets may be overblown, as many countries are undergoing elections and reforms that could usher in new government regimes.This is in addition to our expectations that recovering developed markets, even at a gradual pace, create trade-demand economic tailwinds. Consequently, we have remained fully invested in natural resources producers, with an emphasis on companies with a demonstrated ability to add value even when commodity prices are relatively stable.

April 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries.The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, domestic and international politics.

Securities of companies within specific natural resources sectors can perform differently from the overall market.This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments, which affect those sectors emphasized by the fund.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2015, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The S&P North American Natural Resources Sector Index is an equity benchmark for U.S.-traded natural resources-related stocks.The index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations. It is a modified capitalization-weighted index, and component companies must meet objective criteria for inclusion. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Natural Resources Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.99	$10.86	$5.70
Ending value (after expenses)	$1,077.50	$1,073.30	$1,078.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.79	$10.55	$5.54
Ending value (after expenses)	$1,018.20	$1,014.46	$1,019.45

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class C and 1.10%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2014 (Unaudited)

Common Stocks—97.3%	Shares		Value ($)
Agricultural Products—3.0%
Archer-Daniels-Midland	23,100		1,002,309
Bunge	6,310		501,708
			1,504,017
Building Products—1.4%
Owens Corning	16,030		692,015
Construction & Engineering—1.2%
Fluor	7,980		620,285
Diversified Chemicals—1.8%
Eastman Chemical	10,340		891,411
Diversified Metals & Mining—2.0%
Freeport-McMoRan Copper & Gold	30,940		1,023,186
Fertilizers & Agricultural Chemicals—1.5%
CF Industries Holdings	1,430		372,715
Mosaic	7,200		360,000
			732,715
Forest Products—6.0%
CRH	29,990		836,077
Eagle Materials	11,730		1,039,982
Martin Marietta Materials	4,320	[a]	554,472
Vulcan Materials	8,530		566,819
			2,997,350
Gold—.7%
Alamos Gold	37,170		335,892
Integrated Oil & Gas—6.4%
BP	277,149		2,219,484
Occidental Petroleum	10,320		983,393
			3,202,877
Oil & Gas Equipment & Services—16.7%
Cameron International	11,200	[b]	691,824
Halliburton	26,546		1,563,294
National Oilwell Varco	21,970		1,710,804
Schlumberger	38,650		3,768,375
Technip	5,830		601,944
			8,336,241

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Oil & Gas Exploration & Production—20.4%
Cabot Oil & Gas	18,380		622,714
Concho Resources	4,831	[b]	591,798
Continental Resources	4,160	[a,b]	516,963
EOG Resources	13,550		2,658,104
Marathon Oil	38,040		1,351,181
Noble Energy	21,390		1,519,546
Pioneer Natural Resources	7,390		1,382,965
Reliance Industries, GDR	33,490	[c]	1,039,092
Whiting Petroleum	8,037	[b]	557,688
			10,240,051
Oil & Gas Refining & Marketing—18.9%
Anadarko Petroleum	22,770		1,929,985
Eni	39,560		993,461
Marathon Petroleum	10,525		916,096
Petroleo Brasileiro	107,860		711,144
Phillips 66	21,240		1,636,754
Total	22,180		1,456,789
Valero Energy	34,060		1,808,586
			9,452,815
Precious Metals & Minerals—5.0%
Franco-Nevada	20,890		959,938
Silver Wheaton	41,730		947,271
Sumitomo Metal Mining	48,000		601,610
			2,508,819
Railroads—2.1%
Union Pacific	5,590		1,049,019
Specialty Chemicals—6.1%
LyondellBasell Industries, Cl. A	12,150		1,080,621
Methanex	14,400		920,736
Praxair	8,190		1,072,644
			3,074,001
Steel—4.1%
ArcelorMittal	60,160		974,616
Nucor	21,140		1,068,416
			2,043,032
Total Common Stocks
(cost $40,024,878)			48,703,726

Other Investment—2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,045,144)	1,045,144 [d]	1,045,144

Investment of Cash Collateral
for Securities Loaned—2.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,081,876)	1,081,876 [d]	1,081,876

Total Investments (cost $42,151,898)	101.6%	50,830,746
Liabilities, Less Cash and Receivables	(1.6%)	(783,428)
Net Assets	100.0%	50,047,318

GDR—Global Depository Receipts

a Security, or portion thereof, on loan.At March 31, 2014, the value of the fund’s securities on loan was $1,060,568 and the value of the collateral held by the fund was $1,081,876.
b Non-income producing security.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2014, these securities were valued at $1,039,092 or 2.1% of net assets.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Oil & Gas Exploration & Production	20.4	Agricultural Products	3.0
Oil & Gas Refining & Marketing	18.9	Railroads	2.1
Oil & Gas Equipment & Services	16.7	Diversified Metals & Mining	2.0
Integrated Oil & Gas	6.4	Diversified Chemicals	1.8
Specialty Chemicals	6.1	Fertilizers & Agricultural Chemicals	1.5
Forest Products	6.0	Building Products	1.4
Precious Metals & Minerals	5.0	Construction & Engineering	1.2
Money Market Investments	4.3	Gold	.7
Steel	4.1		101.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,060,568)—Note 1(c):
Unaffiliated issuers		40,024,878	48,703,726
Affiliated issuers		2,127,020	2,127,020
Cash			114,029
Cash denominated in foreign currencies		19,124	19,113
Receivable for shares of Beneficial Interest subscribed			149,319
Dividends and securities lending income receivable			94,417
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			28
Prepaid expenses			27,991
			51,235,643
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			41,484
Liability for securities on loan—Note 1(c)			1,081,876
Payable for shares of Beneficial Interest redeemed			918
Accrued expenses			64,047
			1,188,325
Net Assets ($)			50,047,318
Composition of Net Assets ($):
Paid-in capital			46,023,303
Accumulated undistributed investment income—net			8,863
Accumulated net realized gain (loss) on investments			(4,663,674)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			8,678,826
Net Assets ($)			50,047,318

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	33,635,367	3,294,516	13,117,435
Shares Outstanding	1,052,463	110,783	400,124
Net Asset Value Per Share ($)	31.96	29.74	32.78

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,639 foreign taxes withheld at source):
Unaffiliated issuers	357,589
Affiliated issuers	444
Income from securities lending—Note 1(c)	1,148
Total Income	359,181
Expenses:
Management fee—Note 3(a)	164,790
Shareholder servicing costs—Note 3(c)	75,323
Professional fees	39,258
Registration fees	26,463
Prospectus and shareholders’ reports	16,219
Distribution fees—Note 3(b)	11,896
Custodian fees—Note 3(c)	7,579
Trustees’ fees and expenses—Note 3(d)	4,088
Loan commitment fees—Note 2	261
Miscellaneous	10,909
Total Expenses	356,786
Less—reduction in expenses due to undertaking—Note 3(a)	(60,744)
Less—reduction in fees due to earnings credits—Note 3(c)	(30)
Net Expenses	296,012
Investment Income—Net	63,169
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	98,276
Net realized gain (loss) on forward foreign currency exchange contracts	5,337
Net Realized Gain (Loss)	103,613
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	3,176,259
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	28
Net Unrealized Appreciation (Depreciation)	3,176,287
Net Realized and Unrealized Gain (Loss) on Investments	3,279,900
Net Increase in Net Assets Resulting from Operations	3,343,069

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
Operations ($):
Investment income—net	63,169	100,662
Net realized gain (loss) on investments	103,613	22,295
Net unrealized appreciation
(depreciation) on investments	3,176,287	3,609,512
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,343,069	3,732,469
Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(43,112)
Class I	—	(15,445)
Total Dividends	—	(58,557)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	9,064,626	12,709,168
Class C	404,130	817,439
Class I	5,103,706	7,450,345
Dividends reinvested:
Class A	—	38,301
Class I	—	12,709
Cost of shares redeemed:
Class A	(4,330,236)	(6,434,254)
Class C	(548,966)	(2,238,162)
Class I	(1,033,166)	(3,344,342)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	8,660,094	9,011,204
Total Increase (Decrease) in Net Assets	12,003,163	12,685,116
Net Assets ($):
Beginning of Period	38,044,155	25,359,039
End of Period	50,047,318	38,044,155
Undistributed investment income—net	8,863	(54,306)

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
Capital Share Transactions:
Class Aa
Shares sold	297,020	456,611
Shares issued for dividends reinvested	—	1,498
Shares redeemed	(141,748)	(233,900)
Net Increase (Decrease) in Shares Outstanding	155,272	224,209
Class Ca
Shares sold	14,139	31,625
Shares redeemed	(19,331)	(85,935)
Net Increase (Decrease) in Shares Outstanding	(5,192)	(54,310)
Class I
Shares sold	162,900	258,947
Shares issued for dividends reinvested	—	486
Shares redeemed	(33,134)	(118,542)
Net Increase (Decrease) in Shares Outstanding	129,766	140,891

a During the period ended September 30, 2013, 44,136 Class C shares representing $1,170,934 were exchanged for
41,347 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	29.66		26.27	22.19	22.80	21.78	25.14
Investment Operations:
Investment income (loss)—net[a]	.04		.11	(.06)	(.09)	(.13)	(.09)
Net realized and unrealized
gain (loss) on investments	2.26		3.34	4.14	(.52)	1.15 [b]	(3.27)
Total from
Investment Operations	2.30		3.45	4.08	(.61)	1.02	(3.36)
Distributions:
Dividends from
investment income—net	—		(.06)	—	—	—	—
Net asset value, end of period	31.96		29.66	26.27	22.19	22.80	21.78
Total Return (%)[c]	7.75	[d]	13.19	18.39	(2.68)	4.68	(13.33)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.61	[e]	1.67	2.11	1.77	1.79	2.01
Ratio of net expenses
to average net assets	1.35	[e]	1.35	1.88	1.75	1.79	2.00
Ratio of net investment income
(loss) to average net assets	.28	[e]	.41	(.25)	(.34)	(.59)	(.49)
Portfolio Turnover Rate	25.03	[d]	33.17	64.59	74.02	58.38	73.49
Net Assets, end of period
($ x 1,000)	33,635		26,614	17,676	17,094	16,516	21,061

a Based on average shares outstanding at each month end.
b Amount includes litigation proceeds by the fund amounting to $.03 per share for the year ended September 30, 2010.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

Six Months Ended
	March 31, 2014			Year Ended September 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	27.71		24.66	20.99	21.74	20.92	24.31
Investment Operations:
Investment (loss)—net[a]	(.07)		(.10)	(.25)	(.28)	(.29)	(.21)
Net realized and unrealized
gain (loss) on investments	2.10		3.15	3.92	(.47)	1.11 [b]	(3.18)
Total from
Investment Operations	2.03		3.05	3.67	(.75)	.82	(3.39)
Net asset value, end of period	29.74		27.71	24.66	20.99	21.74	20.92
Total Return (%)[c]	7.33	[d]	12.37	17.49	(3.45)	3.92	(13.95)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.44	[e]	2.45	2.90	2.52	2.55	2.79
Ratio of net expenses
to average net assets	2.10	[e]	2.10	2.67	2.50	2.55	2.77
Ratio of net investment (loss)
to average net assets	(.49)[e]		(.38)	(1.06)	(1.08)	(1.35)	(1.26)
Portfolio Turnover Rate	25.03	[d]	33.17	64.59	74.02	58.38	73.49
Net Assets, end of period
($ x 1,000)	3,295		3,213	4,199	4,539	4,536	5,075

a Based on average shares outstanding at each month end.
b Amount includes litigation proceeds by the fund amounting to $.03 per share for the year ended September 30, 2010.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2014				Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	30.39		26.91	22.67	23.24	22.13	25.45
Investment Operations:
Investment income (loss)—net[a]	.09		.20	(.00)[b]	(.02)	(.06)	(.04)
Net realized and unrealized
gain (loss) on investments	2.30		3.41	4.24	(.55)	1.17 [c]	(3.28)
Total from
Investment Operations	2.39		3.61	4.24	(.57)	1.11	(3.32)
Distributions:
Dividends from
investment income—net	—		(.13)	—	—	—	—
Net asset value, end of period	32.78		30.39	26.91	22.67	23.24	22.13
Total Return (%)	7.87	[d]	13.49	18.70	(2.45)	5.02	(13.05)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.41	[e]	1.43	1.88	1.53	1.50	1.72
Ratio of net expenses
to average net assets	1.10	[e]	1.10	1.64	1.51	1.50	1.70
Ratio of net investment income
(loss) to average net assets	.56	[e]	.69	(.01)	(.07)	(.26)	(.21)
Portfolio Turnover Rate	25.03	[d]	33.17	64.59	74.02	58.38	73.49
Net Assets, end of period
($ x 1,000)	13,117		8,216	3,484	2,431	2,031	848

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Amount includes litigation proceeds received by the fund amounting to $.03 per share for the year ended
September 30, 2010.
d Not annualized.
e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Natural Resources Fund (the “fund”) is the sole series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	36,105,672	—		—	36,105,672
Equity Securities—
Foreign
Common Stocks†	2,907,099	9,690,955	††	—	12,598,054
Mutual Funds	2,127,020	—		—	2,127,020
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	28		—	28

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation at period end.

At September 30, 2013, $2,544,962 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2014,The Bank of New York Mellon earned $276 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2013 ($)	Purchases ($)	Sales ($)	3/31/2014 (%)	Assets ($)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	184,380	15,781,635	14,920,871	1,045,144	2.1
Dreyfus
Institutional
Cash Advantage
Fund	615,887	6,450,828	5,984,839	1,081,876	2.2
Total	800,267	22,232,463	20,905,710	2,127,020	4.3

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $4,682,227 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013. If not applied, $3,920,144 of the carryover expires in fiscal year 2018. The fund has $762,083 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 was as follows: ordinary income $58,557.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed, from October 1, 2013 through February 1, 2015, to waive receipt of its fees/or to assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $60,744 during the period ended March 31, 2014.

During the period ended March 31, 2014, the Distributor retained $14,485 from commissions earned on sales of the fund’s Class A shares and $8,140 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2014, Class C shares were charged $11,896 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2014, Class A and Class C shares were charged $37,756 and $3,965, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $4,596 for transfer agency services and $364 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $30.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $7,579 pursuant to the custody agreement.

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $31,099, Distribution Plan fees $2,046, Shareholder Services Plan fees $7,665, custodian fees $5,000, Chief Compliance Officer fees $2,285 and transfer agency fees $3,096, which are offset against an expense reimbursement currently in effect in the amount of $9,707.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2014, amounted to $19,159,436 and $10,722,329, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

ative instrument that was held by the fund during the period ended March 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at March 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sale:
Euro,
Expiring
4/1/2014 [a]	11,989	16,545	16,517	28

Counterparty:
a JP Morgan Chase Bank

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At March 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	28
Total gross amount of derivative assets and
liabilities in the Statement of Assets and Liabilities	28
Derivatives not subject to MNA or similar agreements	—
Total gross amount of assets and liabilities
subject to MNA or similar agreements	28

The following table presents derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of March 31, 2014:

Financial
Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
JP Morgan
Chase Bank	28	—	—	—	28

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2014:

Average Market Value ($)
Forward contracts	2,360

At March 31, 2014, accumulated net unrealized appreciation on investments was $8,678,848, consisting of $9,241,315 gross unrealized appreciation and $562,467 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 22, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)